Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 9.4%
409,813	Alterra Mountain Co. 4.000% (1-Month USD Libor+350 basis points), 8/17/2028[2,3,4]	$409,429
1,000,000	American Airlines, Inc. 2.084% (3-Month USD Libor+200 basis points), 12/14/2023[2,3,4]	980,835
917,568	APLP Holdings LP 4.750% (1-Month USD Libor+375 basis points), 5/18/2027[2,3,4,5]	923,876
1,382,500	Aristocrat International Pty Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/19/2024[2,3,4,5]	1,391,576
1,246,361	Ascend Learning LLC 4.000% (3-Month USD Libor+300 basis points), 7/12/2024[2,3,4]	1,247,364
1,994,962	Asplundh Tree Expert LLC 1.834% (1-Month USD Libor+175 basis points), 9/4/2027[2,3,4]	1,990,114
739,278	Astoria Energy LLC 4.500% (1-Month USD Libor+350 basis points), 12/10/2027[2,3,4]	742,742
	Asurion LLC
1,067,911	3.209% (1-Month USD Libor+300 basis points), 11/3/2023[2,3,4]	1,063,127
1,483,989	3.334% (1-Month USD Libor+325 basis points), 12/23/2026[2,3,4]	1,463,844
1,000,000	Avaya, Inc. 4.334% (1-Month USD Libor+425 basis points), 12/15/2027[2,3,4]	1,002,890
2,191,275	Axalta Coating Systems U.S. Holdings, Inc. 1.882% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4,6,7]	2,187,989
997,500	Beacon Roofing Supply, Inc. 2.334% (1-Month USD Libor+250 basis points), 5/19/2028[2,3,4]	993,236
1,243,750	Belron Finance U.S. LLC 3.250% (1-Month USD Libor+275 basis points), 4/30/2028[2,3,4]	1,244,216
2,014,177	Berry Global, Inc. 1.856% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	2,005,617
1,475,224	Boyd Gaming Corp. 2.329% (3-Month USD Libor+225 basis points), 9/15/2023[2,3,4]	1,475,379
1,401,573	Brown Group Holding LLC 3.250% (1-Month USD Libor+275 basis points), 6/7/2028[2,3,4]	1,402,337
1,995,000	Cable One, Inc. 2.084% (1-Month USD Libor+200 basis points), 5/3/2028[2,3,4]	1,986,890
744,384	Canada Goose, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/7/2027[2,3,4,5]	747,176
864,909	Carroll County Energy LLC 3.632% (3-Month USD Libor+350 basis points), 2/15/2026[2,4]	839,684
1,067,996	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[2,3,4]	1,068,049
434,665	Charter Communications Operating LLC 1.590% (3-Month USD Libor+150 basis points), 3/31/2023[2,4]	434,667
1,741,250	Citadel Securities LP 2.584% (1-Month USD Libor+250 basis points), 2/2/2028[2,3,4]	1,727,572

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
987,469	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[2,3,4]	$990,678
1,195,122	Dell International LLC 2.000% (1-Month USD Libor+175 basis points), 9/19/2025[2,3,4]	1,196,084
1,444,552	EFS Cogen Holdings I LLC 4.500% (1-Month USD Libor+350 basis points), 10/1/2027[2,3,4]	1,451,254
964,184	Ensemble RCM LLC 3.879% (3-Month USD Libor+375 basis points), 8/1/2026[2,3,4]	967,110
733,122	Exgen Renewables LLC 3.500% (3-Month USD Libor+275 basis points), 12/15/2027[2,3,4]	734,097
1,496,250	FleetCor Technologies Operating Co. LLC 1.834% (1-Month USD Libor+175 basis points), 4/30/2028[2,3,4]	1,494,649
1,219,340	Gates Global LLC 3.250% (1-Month USD Libor+275 basis points), 3/31/2027[2,3,4]	1,219,102
830,525	Gemini HDPE LLC 3.500% (1-Month USD Libor+300 basis points), 12/31/2027[2,3,4]	831,825
1,488,750	Great Outdoors Group LLC 5.000% (1-Month USD Libor+425 basis points), 3/5/2028[2,3,4]	1,496,752
1,496,250	GVC Holdings Gibraltar Ltd. 3.000% (1-Month USD Libor+250 basis points), 3/16/2027[2,3,4,5]	1,496,721
3,350	Harbor Freight Tools USA, Inc. 3.250% (1-Month USD Libor+275 basis points), 10/19/2027[2,3,4]	3,352
2,250,000	Hilton Worldwide Finance LLC 1.833% (3-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	2,233,665
1,131,183	Informatica LLC 3.334% (1-Month USD Libor+325 basis points), 2/14/2027[2,3,4]	1,128,921
1,312,310	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[2,3,4]	1,313,786
508,281	Invenergy Thermal Operating I LLC 3.085% (1-Month USD Libor+300 basis points), 8/28/2025[2,3,4]	502,777
992,500	Jane Street Group LLC 2.834% (1-Month USD Libor+275 basis points), 1/26/2028[2,3,4]	983,940
2,144,501	JBS USA LUX S.A. 2.085% (1-Month USD Libor+200 basis points), 5/1/2026[2,3,4,5,6,7]	2,138,647
1,389,500	LogMeIn, Inc. 4.833% (1-Month USD Libor+475 basis points), 8/31/2027[2,3,4]	1,390,480
1,094,797	McAfee LLC 3.837% (3-Month USD Libor+375 basis points), 9/29/2024[2,3,4]	1,096,544
	National Mentor Holdings, Inc.
923,499	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	924,653
42,974	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4,6,7]	43,027
29,155	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	29,191

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,484,887	Nexus Buyer LLC 3.836% (1-Month USD Libor+375 basis points), 11/8/2026[2,3,4]	$1,487,003
826,598	NFP Corp. 3.334% (1-Month USD Libor+325 basis points), 2/13/2027[2,4]	819,663
2,192,503	ON Semiconductor Corp. 2.084% (1-Month USD Libor+200 basis points), 9/19/2026[2,3,4]	2,192,372
854,775	Option Care Health, Inc. 3.834% (1-Month USD Libor+450 basis points), 8/6/2026[2,3,4]	855,523
980,362	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	901,580
1,197,000	Organon & Co. 3.500% (1-Month USD Libor+300 basis points), 6/2/2028[2,3,4]	1,201,489
1,460,587	PCI Gaming Authority 2.585% (1-Month USD Libor+250 basis points), 5/31/2026[2,3,4]	1,457,213
1,275,000	Pilot Travel Centers LLC 2.000% (1-Month USD Libor+200 basis points), 8/6/2028[2,3,4,6,7]	1,272,157
1,243,750	Playtika Holding Corp. 2.835% (1-Month USD Libor+275 basis points), 3/11/2028[2,3,4]	1,244,807
1,492,500	PODS LLC 3.750% (1-Month USD Libor+300 basis points), 3/31/2028[2,3,4]	1,495,298
1,496,241	Prime Security Services Borrower LLC 3.500% (1-Month USD Libor+275 basis points), 9/23/2026[2,3,4]	1,496,323
1,488,636	Quikrete Holdings, Inc. 2.584% (1-Month USD Libor+250 basis points), 1/31/2027[2,3,4]	1,477,784
337,557	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[2,3,4]	338,823
1,215,128	Select Medical Corp. 2.340% (3-Month USD Libor+250 basis points), 3/6/2025[2,3,4]	1,209,812
2,110,173	Seminole Tribe of Florida, Inc. 1.834% (3-Month USD Libor+175 basis points), 7/6/2024[2,3,4]	2,109,677
745,000	SkyMiles IP Ltd. 4.750% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4,5]	793,380
1,488,750	Sophia LP 4.500% (1-Month USD Libor+375 basis points), 10/7/2027[2,3,4]	1,496,037
1,500,000	Stars Group Holdings B.V. 2.382% (1-Month USD Libor+225 basis points), 7/21/2026[2,3,4,5]	1,496,752
997,409	Summit Materials LLC 2.084% (3-Month USD Libor+200 basis points), 11/21/2024[2,3,4]	997,095
1,484,962	TIBCO Software, Inc. 3.840% (1-Month USD Libor+375 basis points), 7/3/2026[2,3,4]	1,478,473
997,500	Tory Burch LLC 4.000% (1-Month USD Libor+350 basis points), 4/16/2028[2,3,4]	1,000,617
1,488,750	Tosca Services LLC 4.250% (1-Month USD Libor+350 basis points), 8/18/2027[2,3,4]	1,490,149

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	Travelport Finance Luxembourg Sarl
16,189	0.000% (1-Month USD Libor+700 basis points), 2/28/2025[2,4,5]	$16,834
290,261	6.882% (3-Month USD Libor+675 basis points), 5/29/2026[2,4,5]	250,713
2,042,214	Vistra Operations Co. LLC 0.000% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	2,029,032
569,041	Western Digital Corp. 1.832% (1-Month USD Libor+175 basis points), 4/29/2023[2,3,4]	569,812
1,741,250	WEX, Inc. 2.334% (1-Month USD Libor+225 basis points), 4/1/2028[2,3,4]	1,736,296
1,330,645	Zebra Buyer LLC 3.750% (1-Month USD Libor+325 basis points), 4/22/2028[2,3,4,6,7]	1,336,347
750,000	Ziggo Financing Partnership 2.584% (1-Month USD Libor+250 basis points), 4/30/2028[2,3,4]	744,791
	Total Bank Loans
	(Cost $85,495,736)	85,991,716
	BONDS — 79.0%
	ASSET-BACKED SECURITIES — 45.9%
1,625,000	Allegany Park CLO Ltd. Series 2019-1A, Class D, 3.834% (3-Month USD Libor+370 basis points), 1/20/2033[3,4,8]	1,633,396
2,983,227	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[3]	3,008,832
2,500,000	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 1.175% (3-Month USD Libor+105 basis points), 7/24/2029[3,4,8]	2,500,595
2,000,000	Anchorage Capital CLO Ltd. Series 2020-16A, Class D, 4.314% (3-Month USD Libor+418 basis points), 10/20/2031[3,4,8]	2,003,829
1,000,000	Annisa CLO Series 2016-2A, Class DR, 3.134% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	996,186
	Apidos CLO
1,500,000	Series 2015-21A, Class DR, 5.334% (3-Month USD Libor+520 basis points), 7/18/2027[3,4,8]	1,485,469
250,000	Series 2019-32A, Class E, 6.884% (3-Month USD Libor+675 basis points), 1/20/2033[3,4,8]	251,912
2,750,000	Apidos CLO Series 2012-11A, Class DR3, 3.884% (3-Month USD Libor+375 basis points), 4/17/2034[3,4,8]	2,783,417
	Ares CLO Ltd.
2,500,000	Series 2017-42A, Class AR, 1.058% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,8]	2,502,475

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-56A, Class D2, 5.125% (3-Month USD Libor+500 basis points), 10/25/2031[3,4,8]	$1,004,131
3,250,000	Assurant CLO Ltd. Series 2017-1A, Class A, 1.384% (3-Month USD Libor+125 basis points), 10/20/2029[3,4,8]	3,250,010
	ASSURANT CLO Ltd.
1,000,000	Series 2017-1A, Class E, 6.594% (3-Month USD Libor+646 basis points), 10/20/2029[3,4,8]	1,000,021
2,000,000	Series 2019-5A, Class E, 7.466% (3-Month USD Libor+734 basis points), 1/15/2033[3,4,8]	2,010,155
2,467,500	Atrium Series 12A, Class DR, 2.938% (3-Month USD Libor+280 basis points), 4/22/2027[3,4,8]	2,459,789
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 3.188% (3-Month USD Libor+305 basis points), 7/23/2030[3,4,8]	1,251,356
750,000	Bain Capital Credit CLO Ltd. Series 2019-3A, Class D, 4.084% (3-Month USD Libor+395 basis points), 10/21/2032[3,4,8]	753,228
	Ballyrock CLO Ltd.
1,450,000	Series 2020-2A, Class C, 3.904% (3-Month USD Libor+377 basis points), 10/20/2031[3,4,8]	1,450,032
1,500,000	Series 2019-1A, Class DR, 6.876% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	1,500,204
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 3.938% (3-Month USD Libor+380 basis points), 10/22/2032[3,4,8]	750,328
1,000,000	Series 2019-2A, Class E, 7.088% (3-Month USD Libor+695 basis points), 10/22/2032[3,4,8]	1,000,472
	Barings CLO Ltd.
2,000,000	Series 2013-IA, Class DR, 2.684% (3-Month USD Libor+255 basis points), 1/20/2028[3,4,8]	1,992,967
1,000,000	Series 2017-1A, Class E, 6.134% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	1,003,740
1,000,000	Series 2018-2A, Class C, 2.826% (3-Month USD Libor+270 basis points), 4/15/2030[3,4,8]	998,558
1,000,000	Series 2020-4A, Class D1, 3.834% (3-Month USD Libor+370 basis points), 1/20/2032[3,4,8]	1,005,134
2,000,000	Series 2020-1A, Class B, 1.976% (3-Month USD Libor+185 basis points), 10/15/2032[3,4,8]	1,999,995
1,200,000	Series 2019-2A, Class DR, 6.906% (3-Month USD Libor+678 basis points), 4/15/2036[3,4,8]	1,209,085

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Series 2019-1A, Class ER, 6.986% (3-Month USD Libor+686 basis points), 4/15/2036[3,4,8]	$2,504,121
2,000,000	Series 2020-1A, Class DR, 0.000% (3-Month USD Libor+320 basis points), 10/15/2036[3,4,8]	2,000,000
1,000,000	Series 2020-1A, Class ER, 0.000% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	1,000,000
1,000,000	Barings Euro CLO Series 2020-1A, Class E, 6.900% (3-Month EUR Libor+690 basis points), 4/21/2033[3,4,8]	1,162,675
	Battalion CLO Ltd.
1,000,000	Series 2015-9A, Class DR, 3.376% (3-Month USD Libor+325 basis points), 7/15/2031[3,4,8]	1,003,797
3,500,000	Series 2020-18A, Class A1, 1.926% (3-Month USD Libor+180 basis points), 10/15/2032[3,4,8]	3,500,050
500,000	Series 2020-15A, Class A1, 1.484% (3-Month USD Libor+135 basis points), 1/17/2033[3,4,8]	501,212
2,000,000	Series 2016-10A, Class CR2, 3.575% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	2,007,471
76,050	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.130%, 7/25/2034[3,9]	73,712
	Benefit Street Partners CLO Ltd.
3,000,000	Series 2013-IIIA, Class CR, 4.034% (3-Month USD Libor+390 basis points), 7/20/2029[3,4,8]	2,996,722
2,000,000	Series 2017-12A, Class C, 3.176% (3-Month USD Libor+305 basis points), 10/15/2030[3,4,8]	1,945,520
500,000	Series 2018-5BA, Class C, 3.064% (3-Month USD Libor+293 basis points), 4/20/2031[3,4,8]	486,826
500,000	Series 2018-14A, Class E, 5.484% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	476,785
1,750,000	Series 2019-17A, Class ER, 6.459% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	1,743,007
800,000	Series 2019-19A, Class E, 7.146% (3-Month USD Libor+702 basis points), 1/15/2033[3,4,8]	801,985
1,750,000	Series 2020-21A, Class DR, 3.434% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,750,137
750,000	Series 2020-21A, Class ER, 6.784% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	749,992
1,000,000	Series 2021-24A, Class E, 0.000% (3-Month USD Libor+661 basis points), 10/20/2034[3,4,8,10]	990,000
1,593,834	BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 1.064% (3-Month USD Libor+93 basis points), 7/18/2027[3,4,8]	1,594,233

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
221,132	BMW Vehicle Owner Trust Series 2020-A, Class A2, 0.390%, 2/27/2023[3]	$221,190
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.284% (3-Month USD Libor+115 basis points), 10/20/2029[3,4,8]	625,878
74,223	Canadian Pacer Auto Receivables Trust Series 2020-1A, Class A2A, 1.770%, 11/21/20223,[8]	74,294
1,000,000	Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.600%, 11/15/2024[3]	1,009,974
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2015-3A, Class BR, 2.032% (3-Month USD Libor+190 basis points), 7/28/2028[3,4,8]	1,000,086
1,712,500	Series 2013-2A, Class BR, 1.434% (3-Month USD Libor+130 basis points), 1/18/2029[3,4,8]	1,709,021
	CarMax Auto Owner Trust
694,757	Series 2020-1, Class A2, 1.870%, 4/17/2023[3]	695,623
573,904	Series 2018-3, Class A3, 3.130%, 6/15/2023[3]	578,376
3,185,438	Series 2020-4, Class A2, 0.310%, 1/16/2024[3]	3,186,824
3,049,388	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	3,087,719
2,707,597	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	2,742,070
5,000,000	Series 2020-1, Class A3, 1.890%, 12/16/2024[3]	5,071,040
	Catamaran CLO Ltd.
2,000,000	Series 2013-1A, Class CR, 1.929% (3-Month USD Libor+180 basis points), 1/27/2028[3,4,8]	2,001,634
1,150,000	Series 2013-1A, Class DR, 2.929% (3-Month USD Libor+280 basis points), 1/27/2028[3,4,8]	1,155,693
3,500,000	CBAM Ltd. Series 2018-6A, Class B2R, 2.226% (3-Month USD Libor+210 basis points), 1/15/2031[3,4,8]	3,506,278
1,141,807	Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11, 0.986% (1-Month USD Libor+90 basis points), 7/25/2049[3,4,8]	1,148,007
1,400,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	1,637,201
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class AR, 1.004% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,8]	2,001,000
3,000,000	Series 2014-2RA, Class A1, 1.175% (3-Month USD Libor+105 basis points), 4/24/2030[3,4,8]	3,002,250
1,250,000	Series 2014-4RA, Class A1A, 1.264% (3-Month USD Libor+113 basis points), 10/17/2030[3,4,8]	1,251,640

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,500,000	Series 2013-3RA, Class A1, 1.105% (3-Month USD Libor+98 basis points), 4/24/2031[3,4,8]	$3,502,975
500,000	Series 2019-5A, Class D, 6.966% (3-Month USD Libor+684 basis points), 10/15/2032[3,4,8]	500,738
	Citigroup Mortgage Loan Trust
384,062	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[3,8,9]	387,670
229,202	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[3,8,9]	231,848
210,968	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[3]	211,124
750,000	Crestline Denali CLO Ltd. Series 2016-1A, Class DR, 3.488% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	723,750
	Cumberland Park CLO Ltd.
1,500,000	Series 2015-2A, Class DR, 2.834% (3-Month USD Libor+270 basis points), 7/20/2028[3,4,8]	1,505,585
1,500,000	Series 2015-2A, Class ER, 5.784% (3-Month USD Libor+565 basis points), 7/20/2028[3,4,8]	1,504,319
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	2,618,263
2,917,414	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[3,8]	2,920,203
254,462	DLL LLC Series 2019-DA1, Class A3, 2.890%, 4/20/2023[3,8]	255,661
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 2.675% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	980,330
1,000,000	Series 2020-85A, Class E, 7.876% (3-Month USD Libor+775 basis points), 10/15/2032[3,4,8]	1,005,564
1,500,000	Series 2020-77A, Class ER, 6.004% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	1,490,278
2,500,000	Series 2020-86A, Class DR, 3.334% (3-Month USD Libor+320 basis points), 7/17/2034[3,4,8]	2,500,298
1,000,000	Series 2019-68A, Class ER, 6.876% (3-Month USD Libor+675 basis points), 7/15/2035[3,4,8]	1,000,131
	Dryden Senior Loan Fund
1,000,000	Series 2012-25A, Class BRR, 1.476% (3-Month USD Libor+135 basis points), 10/15/2027[3,4,8]	1,000,000
2,505,000	Series 2012-25A, Class DRR, 3.126% (3-Month USD Libor+300 basis points), 10/15/2027[3,4,8]	2,505,000
1,000,000	Series 2016-45A, Class DR, 3.276% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	1,003,835

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.634% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	$1,468,644
250,000	Series 2014-1RA, Class E, 5.826% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	240,829
1,000,000	Series 2018-1A, Class D, 3.326% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	1,008,057
1,850,000	Series 2019-1A, Class DR, 3.626% (3-Month USD Libor+350 basis points), 4/15/2031[3,4,8]	1,855,020
1,000,000	Series 2020-2A, Class E, 7.446% (3-Month USD Libor+732 basis points), 10/15/2032[3,4,8]	1,012,147
1,250,000	Series 2013-1A, Class D3R, 6.926% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,256,495
1,250,000	Elmwood CLO Ltd. Series 2020-4A, Class D, 3.734% (3-Month USD Libor+360 basis points), 1/17/2034[3,4,8]	1,262,703
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 3.921% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	2,025,191
1,500,000	Series 2020-1A, Class E, 7.981% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,546,976
1,375,000	Series 2021-1A, Class E, 6.151% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	1,374,802
	Galaxy CLO Ltd.
2,908,933	Series 2017-23A, Class AR, 0.995% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,8]	2,914,258
3,250,000	Series 2015-19A, Class A1RR, 1.075% (3-Month USD Libor+95 basis points), 7/24/2030[3,4,8]	3,251,949
2,000,000	Series 2013-15A, Class ARR, 1.096% (3-Month USD Libor+97 basis points), 10/15/2030[3,4,8]	2,002,556
	GM Financial Automobile Leasing Trust
1,039,557	Series 2020-2, Class A2A, 0.710%, 10/20/2022[3]	1,040,421
4,498,705	Series 2021-1, Class A2, 0.170%, 4/20/2023[3]	4,499,326
3,500,000	Series 2021-2, Class A2, 0.220%, 7/20/2023[3]	3,500,994
5,000,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[3]	5,042,645
	GM Financial Consumer Automobile Receivables Trust
15,799	Series 2020-2, Class A2A, 1.500%, 3/16/2023[3]	15,807
2,099,558	Series 2020-3, Class A2, 0.350%, 7/17/2023[3]	2,100,318
824,100	Series 2018-4, Class A3, 3.210%, 10/16/2023[3]	831,033
2,510,183	Series 2021-1, Class A2, 0.230%, 11/16/2023[3]	2,510,818

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Goldentree Loan Management U.S. CLO Ltd.
1,000,000	Series 2021-10A, Class F, 7.907% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	$970,660
1,500,000	Series 2020-8A, Class DR, 3.190% (3-Month USD Libor+310 basis points), 10/20/2034[3,4,8]	1,500,124
500,000	Series 2020-8A, Class ER, 6.240% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	499,311
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.626% (3-Month USD Libor+250 basis points), 4/15/2031[3,4,8]	1,856,389
	Grippen Park CLO Ltd.
2,000,000	Series 2017-1A, Class A, 1.394% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,8]	2,002,497
750,000	Series 2017-1A, Class C, 2.434% (3-Month USD Libor+230 basis points), 1/20/2030[3,4,8]	750,371
830,000	Series 2017-1A, Class E, 5.834% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	826,881
1,599,877	Harley-Davidson Motorcycle Trust Series 2021-A, Class A2, 0.220%, 4/15/2024[3]	1,600,039
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 2.525% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,474,278
1,000,000	Series 5A-2015, Class DRR, 3.276% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	963,691
600,000	Home Partners of America Trust Series 2017-1, Class C, 1.634% (1-Month USD Libor+155 basis points), 7/17/2034[4,8]	600,710
	Honda Auto Receivables Owner Trust
613,074	Series 2020-1, Class A2, 1.630%, 10/21/2022[3]	613,657
212,448	Series 2020-2, Class A2, 0.740%, 11/15/2022[3]	212,550
340,325	Series 2019-1, Class A3, 2.830%, 3/20/2023[3]	343,261
2,295,691	Series 2019-3, Class A3, 1.780%, 8/15/2023[3]	2,312,918
1,294,897	Series 2019-4, Class A3, 1.830%, 1/18/2024[3]	1,306,567
1,850,000	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,8]	1,850,655
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.126% (3-Month USD Libor+300 basis points), 10/15/2030[3,4,8]	1,222,976
1,000,000	Series 6A-2015, Class CR, 2.621% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	968,357
500,000	Series 15A-19, Class E, 6.738% (3-Month USD Libor+660 basis points), 7/22/2032[3,4,8]	501,252

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Series 14A-19, Class ER, 6.275% (3-Month USD Libor+615 basis points), 1/25/2034[3,4,8]	$2,477,936
	Hyundai Auto Lease Securitization Trust
3,550,000	Series 2019-B, Class A4, 2.030%, 6/15/20233,[8]	3,561,633
6,500,000	Series 2019-B, Class B, 2.130%, 11/15/20233,[8]	6,538,974
	John Deere Owner Trust
381,335	Series 2018-B, Class A3, 3.080%, 11/15/2022[3]	382,067
331,346	Series 2020-B, Class A2, 0.410%, 3/15/2023[3]	331,473
3,000,000	Kayne CLO Ltd. Series 2020-8A, Class A1, 1.826% (3-Month USD Libor+170 basis points), 7/15/2031[3,4,8]	3,001,176
1,500,000	KKR CLO Ltd. Series 13, Class ER, 5.076% (3-Month USD Libor+495 basis points), 1/16/2028[3,4,8]	1,493,762
1,250,000	LCM LP Series 18A, Class DR, 2.934% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	1,194,420
2,500,000	LCM Ltd. Series 29A, Class AR, 1.196% (3-Month USD Libor+107 basis points), 4/15/2031[3,4,8]	2,501,274
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 2.288% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	824,775
1,825,000	Series 2015-19A, Class DR, 4.488% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	1,807,265
2,800,000	Series 2019-36A, Class D, 3.876% (3-Month USD Libor+375 basis points), 1/15/2033[3,4,8]	2,816,391
	Magnetite Ltd.
1,250,000	Series 2015-16A, Class DR, 2.284% (3-Month USD Libor+215 basis points), 1/18/2028[3,4,8]	1,244,877
1,000,000	Series 2019-22A, Class ER, 6.476% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	1,002,025
750,000	Series 2020-28A, Class E, 7.205% (3-Month USD Libor+708 basis points), 10/25/2031[3,4,8]	752,176
1,000,000	Series 2019-24A, Class E, 7.076% (3-Month USD Libor+695 basis points), 1/15/2033[3,4,8]	1,006,560
2,000,000	Mariner CLO LLC Series 2016-3A, Class DR2, 3.038% (3-Month USD Libor+290 basis points), 7/23/2029[3,4,8]	1,999,050
5,450,000	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A2, 0.220%, 1/16/2024[3]	5,450,910

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	MMAF Equipment Finance LLC
1,144,268	Series 2020-BA, Class A2, 0.380%, 8/14/2023[3,8]	$1,144,990
2,296,483	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,8]	2,304,371
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 1.979% (3-Month USD Libor+185 basis points), 10/13/2027[3,4,8]	498,647
1,175,000	Series 2019-2A, Class D, 4.496% (3-Month USD Libor+437 basis points), 1/15/2033[3,4,8]	1,185,130
1,000,000	N/A Series 9A, Class E, 0.000% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	990,000
625,000	Neuberger Berman CLO Ltd. Series 2016-21A, Class DR2, 3.434% (3-Month USD Libor+330 basis points), 4/20/2034[3,4,8]	627,950
	Neuberger Berman Loan Advisers CLO Ltd.
1,750,000	Series 2018-27A, Class D, 2.726% (3-Month USD Libor+260 basis points), 1/15/2030[3,4,8]	1,743,752
533,000	Series 2017-26A, Class E, 6.034% (3-Month USD Libor+590 basis points), 10/18/2030[3,4,8]	534,983
5,000,000	Series 2020-38A, Class A, 1.434% (3-Month USD Libor+130 basis points), 10/20/2032[3,4,8]	5,002,454
2,000,000	Series 2020-38A, Class E, 7.634% (3-Month USD Libor+750 basis points), 10/20/2032[3,4,8]	2,011,017
1,250,000	Series 2019-35A, Class D, 3.834% (3-Month USD Libor+370 basis points), 1/19/2033[3,4,8]	1,258,777
1,900,000	Series 2019-34A, Class D, 4.334% (3-Month USD Libor+420 basis points), 1/20/2033[3,4,8]	1,916,318
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[3,4]	1,147,604
	New Mountain CLO 1 Ltd.
1,000,000	Series CLO-1A, Class A1, 1.676% (3-Month USD Libor+155 basis points), 10/15/2032[3,4,8]	1,000,700
19,000,000	Series CLO-1X, Class A1, 1.676% (3-Month USD Libor+155 basis points), 10/15/2032[3,4]	19,013,300
506,284	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[3,8,9]	510,507
3,608,823	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[3]	3,625,672
7,265,408	Nissan Auto Receivables Owner Trust Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	7,338,927

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, Class D2R, 4.884% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	$2,518,689
	OBX Trust
1,275,611	Series 2018-EXP1, Class 2A1, 0.936% (1-Month USD Libor+85 basis points), 4/25/2048[3,4,8]	1,283,801
1,084,742	Series 2020-INV1, Class A11, 0.986% (1-Month USD Libor+90 basis points), 12/25/2049[3,4,8]	1,085,573
113,882	Series 2019-EXP1, Class 2A1A, 1.036% (1-Month USD Libor+95 basis points), 1/25/2059[3,4,8]	114,102
115,177	Series 2019-EXP2, Class 2A1A, 0.986% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,8]	115,683
7,500,000	Series 2019-EXP2, Class 2A1B, 0.986% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,8]	7,519,673
3,498,098	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,8,9]	3,511,859
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 2.284% (3-Month USD Libor+215 basis points), 10/17/2030[3,4,8]	2,251,477
1,000,000	Series 2017-14A, Class D, 5.931% (3-Month USD Libor+580 basis points), 11/20/2030[3,4,8]	999,585
1,000,000	Series 2020-18A, Class ER, 6.564% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	1,000,215
1,000,000	Octagon 56 Ltd. Series 2021-1A, Class E, 0.000% (3-Month USD Libor+653 basis points), 10/15/2034[3,4,8,10]	995,223
1,000,000	Octagon Investment Partners Ltd. Series 2019-3A, Class ER, 6.876% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	1,000,137
	OHA Credit Funding Ltd.
1,750,000	Series 2019-4A, Class D, 3.888% (3-Month USD Libor+375 basis points), 10/22/2032[3,4,8]	1,757,777
2,500,000	Series 2019-2A, Class DR, 3.434% (3-Month USD Libor+330 basis points), 4/21/2034[3,4,8]	2,500,416
1,000,000	Series 2019-2A, Class ER, 6.494% (3-Month USD Libor+636 basis points), 4/21/2034[3,4,8]	995,229
	OHA Credit Partners Ltd.
750,000	Series 2015-11A, Class DR, 3.084% (3-Month USD Libor+295 basis points), 1/20/2032[3,4,8]	749,542
2,750,000	Series 2012-7A, Class D2R3, 4.381% (3-Month USD Libor+425 basis points), 2/20/2034[3,4,8]	2,765,690

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OZLM Ltd.
1,000,000	Series 2015-12A, Class CR, 3.129% (3-Month USD Libor+300 basis points), 4/30/2027[3,4,8]	$1,003,910
775,713	Series 2015-13A, Class A1R, 1.209% (3-Month USD Libor+108 basis points), 7/30/2027[3,4,8]	776,734
2,000,000	Series 2014-6A, Class CS, 3.264% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,975,000
2,750,000	Series 2014-9A, Class A1A3, 0.000% (3-Month USD Libor+110 basis points), 10/20/2031[3,4,8]	2,750,000
500,000	OZLM XIII Ltd. Series 2015-13X, Class D, 5.579% (3-Month USD Libor+545 basis points), 7/30/2027[3,4]	499,595
1,250,000	Post CLO 2021-1 Ltd. Series 2021-1A, Class D, 3.429% (3-Month USD Libor+330 basis points), 10/15/2034[3,4,8]	1,249,517
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 6.744% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	1,491,626
1,314,492	Regatta Funding LP Series 2013-2A, Class A1R3, 0.976% (3-Month USD Libor+85 basis points), 1/15/2029[3,4,8]	1,314,861
2,500,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.826% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	2,509,358
	Regatta Funding Ltd.
1,525,000	Series 2019-2A, Class D, 4.026% (3-Month USD Libor+390 basis points), 1/15/2033[3,4,8]	1,533,336
1,500,000	Series 2016-1A, Class DR2, 3.234% (3-Month USD Libor+310 basis points), 4/20/2034[3,4,8]	1,507,661
1,500,000	Series 2016-1A, Class ER2, 6.522% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	1,500,201
	Rockford Tower CLO Ltd.
2,000,000	Series 2020-1A, Class D, 3.884% (3-Month USD Libor+375 basis points), 1/20/2032[3,4,8]	2,011,224
2,000,000	Series 2020-1A, Class E, 7.034% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	2,010,506
1,375,000	Series 2021-3A, Class E, 0.000% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	1,354,375
2,250,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 2.999% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	2,137,504

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	SOUND POINT CLO Ltd. Series 2019-1A, Class DR, 3.613% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	$1,992,024
2,008,864	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[3,8,9]	2,014,592
3,000,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 3.876% (3-Month USD Libor+375 basis points), 1/16/2032[3,4,8]	3,021,308
	Tesla Auto Lease Trust
432,665	Series 2019-A, Class A2, 2.130%, 4/20/2022[3,8]	433,694
1,329,428	Series 2020-A, Class A2, 0.550%, 5/22/2023[3,8]	1,330,828
2,500,000	Series 2021-B, Class A2, 0.360%, 9/22/2025[3,8]	2,499,750
	TICP CLO Ltd.
750,000	Series 2016-5A, Class ER, 5.884% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	743,381
2,000,000	Series 2020-15A, Class A, 1.414% (3-Month USD Libor+128 basis points), 4/20/2033[3,4,8]	2,004,916
5,000,000	Toyota Auto Receivables Owner Trust Series 2020-B, Class A3, 1.360%, 8/15/2024[3]	5,042,770
2,202,776	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,8]	2,203,843
2,000,000	Tralee CLO V Ltd. Series 2018-5A, Class E, 6.034% (3-Month USD Libor+590 basis points), 10/20/2028[3,4,8]	2,004,840
1,000,000	Trinitas CLO Ltd. Series 2019-11A, Class D2R, 4.124% (3-Month USD Libor+400 basis points), 7/15/2034[3,4,8]	992,500
2,847,585	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	2,860,749
	Volkswagen Auto Loan Enhanced Trust
616,677	Series 2018-1, Class A3, 3.020%, 11/21/2022[3]	618,479
53,985	Series 2020-1, Class A2A, 0.930%, 12/20/2022[3]	54,008
	Voya CLO Ltd.
3,328,526	Series 2015-1A, Class A1R, 1.034% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,8]	3,332,996
2,000,000	Series 2015-1A, Class CR, 2.484% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	1,933,657
1,750,000	Series 2017-2A, Class A1R, 1.106% (3-Month USD Libor+98 basis points), 6/7/2030[3,4,8]	1,750,375
1,902,151	Series 2013-1A, Class A1AR, 1.336% (3-Month USD Libor+121 basis points), 10/15/2030[3,4,8]	1,904,596

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2013-1A, Class CR, 3.076% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	$969,074
2,000,000	Series 2013-2A, Class CR, 2.875% (3-Month USD Libor+275 basis points), 4/25/2031[3,4,8]	1,903,373
1,000,000	Series 2018-3A, Class A1A, 1.276% (3-Month USD Libor+115 basis points), 10/15/2031[3,4,8]	1,001,250
2,000,000	Series 2016-3A, Class CR, 3.384% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	1,936,962
1,950,000	Series 2020-3A, Class E, 6.414% (3-Month USD Libor+628 basis points), 10/20/2031[3,4,8]	1,959,701
1,000,000	Series 2019-4A, Class E, 7.606% (3-Month USD Libor+748 basis points), 1/15/2033[3,4,8]	1,008,558
2,000,000	Series 2020-2A, Class ER, 6.489% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	2,000,140
	Wellfleet CLO Ltd.
750,000	Series 2015-1A, Class DR4, 3.590% (3-Month USD Libor+350 basis points), 7/20/2029[3,4,8]	752,847
	Wind River CLO Ltd.
2,750,000	Series 2013-1A, Class A1RR, 1.114% (3-Month USD Libor+98 basis points), 7/20/2030[3,4,8]	2,748,691
	World Omni Auto Receivables Trust
672,657	Series 2020-A, Class A2, 1.710%, 11/15/2022[3]	674,464
2,920,894	Series 2018-C, Class A3, 3.130%, 11/15/2023[3]	2,944,177
3,850,000	Series 2021-C, Class A2, 0.220%, 9/16/2024[3]	3,850,100
4,495,000	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	4,523,345
	World Omni Select Auto Trust
2,500,000	Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	2,500,060
	York CLO Ltd.
2,375,000	Series 2016-1A, Class AR, 1.384% (3-Month USD Libor+125 basis points), 10/20/2029[3,4,8]	2,378,441
1,250,000	Series 2016-1A, Class DR, 3.734% (3-Month USD Libor+360 basis points), 10/20/2029[3,4,8]	1,254,774
2,000,000	Series 2018-1A, Class D, 3.488% (3-Month USD Libor+335 basis points), 10/22/2031[3,4,8]	2,007,525
2,000,000	Series 2019-1A, Class A1, 1.488% (3-Month USD Libor+135 basis points), 7/22/2032[3,4,8]	1,999,900
2,750,000	Zais CLO 1 Ltd. Series 2014-1A, Class CR, 3.536% (3-Month USD Libor+341 basis points), 4/15/2028[3,4,8]	2,751,398
	Total Asset-Backed Securities
	(Cost $414,463,261)	416,721,072

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
1,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.326% (3-Month USD Libor+520 basis points), 1/15/2028[3,4,8]	$1,000,000
1,750,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 1.234% (1-Month USD Libor+115 basis points), 4/15/2034[4,8]	1,754,491
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.040% (1-Month USD Libor+95.6 basis points), 11/15/2034[4,8]	2,546,101
2,000,000	Series 2019-BWAY, Class D, 2.244% (1-Month USD Libor+216 basis points), 11/15/2034[4,8]	1,963,940
1,548,000	Series 2018-TALL, Class A, 0.806% (1-Month USD Libor+72.2 basis points), 3/15/2037[4,8]	1,544,899
1,000,000	Series 2018-TALL, Class B, 1.055% (1-Month USD Libor+97.1 basis points), 3/15/2037[4,8]	991,298
3,025,000	BFLD Trust Series 2021-FPM, Class A, 1.684% (1-Month USD Libor+160 basis points), 6/15/2038[3,4,8]	3,032,774
3,003,594	BPR Trust Series 2021-WILL, Class A, 1.834% (1-Month USD Libor+175 basis points), 6/15/2038[4,8]	3,009,352
3,660,000	BX Commercial Mortgage Trust Series 2019-IMC, Class A, 1.084% (1-Month USD Libor+100 basis points), 4/15/2034[4,8]	3,664,454
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 0.914% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,8]	1,199,848
750,000	Series 2018-TBR, Class B, 1.234% (1-Month USD Libor+115 basis points), 12/15/2036[3,4,8]	750,015
893,245	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	898,377
1,298,769	COMM Series 2013-GAM, Class A2, 3.367%, 2/10/2028[3,8]	1,294,811
	CORE Mortgage Trust
243,880	Series 2019-CORE, Class A, 0.964% (1-Month USD Libor+88 basis points), 12/15/2031[4,8]	244,373
880,000	Series 2019-CORE, Class B, 1.184% (1-Month USD Libor+110 basis points), 12/15/2031[4,8]	879,657
750,000	CSMC Series 2020-FACT, Class B, 2.084% (1-Month USD Libor+200 basis points), 10/15/2037[4,8]	755,228
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,838,378

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.624%, 5/28/2035[3,9]	$836,524
	Great Wolf Trust
2,500,000	Series 2019-WOLF, Class B, 1.418% (1-Month USD Libor+133.4 basis points), 12/15/2036[4,8]	2,500,250
1,250,000	Series 2019-WOLF, Class C, 1.717% (1-Month USD Libor+163.3 basis points), 12/15/2036[4,8]	1,247,941
2,615,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,655,624
	Hilton Orlando Trust
2,983,000	Series 2018-ORL, Class A, 1.004% (1-Month USD Libor+92 basis points), 12/15/2034[4,8]	2,986,251
1,055,000	Series 2018-ORL, Class B, 1.284% (1-Month USD Libor+120 basis points), 12/15/2034[4,8]	1,055,632
45,039	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[3,9]	45,954
	U.S. USDC
1,500,000	Series 2018-USDC, Class D, 4.642%, 5/13/2038[8,9]	1,422,464
1,350,000	Series 2018-USDC, Class E, 4.642%, 5/13/2038[8,9]	1,169,247
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[3,8,9]	510,233
1,956,865	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[8]	1,968,925
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	1,452,093
	Total Commercial Mortgage-Backed Securities
	(Cost $45,844,222)	46,219,134
	CORPORATE — 23.2%
	BASIC MATERIALS — 1.5%
	DuPont de Nemours, Inc.
2,750,000	1.235% (3-Month USD Libor+111 basis points), 11/15/2023[4]	2,804,711
1,640,000	4.205%, 11/15/2023[3]	1,761,467
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,536,623
1,210,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,232,688
1,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.250%, 12/15/2025[3,8]	1,046,250
340,000	Methanex Corp. 4.250%, 12/1/2024[3,5]	359,307

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
1,835,000	Nucor Corp. 4.000%, 8/1/2023[3]	$1,938,593
1,003,000	OCI N.V. 4.625%, 10/15/2025[3,5,8]	1,054,955
		13,734,594
	COMMUNICATIONS — 1.5%
3,000,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[3]	3,060,318
4,053,000	Fox Corp. 4.030%, 1/25/2024[3]	4,349,542
700,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	732,708
	Verizon Communications, Inc.
989,000	0.750%, 3/22/2024	993,035
3,625,000	0.840% (SOFR Rate+79 basis points), 3/20/2026[4]	3,689,858
500,000	Viasat, Inc. 6.500%, 7/15/2028[3,8]	527,235
		13,352,696
	CONSUMER, CYCLICAL — 4.2%
711,000	7-Eleven, Inc. 0.800%, 2/10/2024[3,8]	710,899
810,000	American Honda Finance Corp. 0.650%, 9/8/2023	813,254
4,225,000	Aptiv Corp. 4.150%, 3/15/2024[3]	4,539,057
	BMW U.S. Capital LLC
1,324,000	2.250%, 9/15/2023[3,8]	1,367,223
500,000	0.800%, 4/1/2024[8]	502,229
950,000	3.150%, 4/18/2024[3,8]	1,007,683
	Daimler Finance North America LLC
700,000	2.550%, 8/15/2022[8]	713,749
2,550,000	2.125%, 3/10/2025[8]	2,633,887
3,250,000	Dollar Tree, Inc. 3.700%, 5/15/2023[3]	3,407,641
250,000	Everi Holdings, Inc. 5.000%, 7/15/2029[3,8]	256,483
1,025,000	GYP Holdings Corp. 4.625%, 5/1/2029[3,8]	1,037,813

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
2,300,000	Harley-Davidson Financial Services, Inc. 3.350%, 6/8/2025[3,8]	$2,443,249
1,300,000	International Game Technology PLC 5.250%, 1/15/2029[3,5,8]	1,391,026
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	113,670
165,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	164,381
2,650,000	Ross Stores, Inc. 4.700%, 4/15/2027[3]	3,045,531
	Sally Holdings LLC / Sally Capital, Inc.
180,000	8.750%, 4/30/2025[3,8]	194,175
770,000	5.625%, 12/1/2025[3]	789,835
1,000,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[3,8]	1,029,655
4,101,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	4,252,913
750,000	Tri Pointe Group, Inc. 5.250%, 6/1/2027[3]	811,440
1,300,000	Univar Solutions USA, Inc./Washington 5.125%, 12/1/2027[3,8]	1,366,560
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[3,8]	1,058,750
770,000	VF Corp. 2.400%, 4/23/2025[3]	802,677
	Volkswagen Group of America Finance LLC
2,045,000	2.700%, 9/26/2022[8]	2,091,446
300,000	0.750%, 11/23/2022[8]	300,935
300,000	0.875%, 11/22/2023[8]	301,564
1,200,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[3,8]	1,254,216
		38,401,941
	CONSUMER, NON-CYCLICAL — 4.7%
	AbbVie, Inc.
1,350,000	3.250%, 10/1/2022[3]	1,379,808
2,872,000	2.300%, 11/21/2022	2,931,763
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 2/15/2028[3,8]	1,066,250
4,250,000	AstraZeneca PLC 0.300%, 5/26/2023[3,5]	4,250,782

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
640,000	Bayer U.S. Finance II LLC 3.375%, 7/15/2024[3,8]	$676,868
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[3]	2,780,450
1,000,000	CoreLogic, Inc. 4.500%, 5/1/2028[3,8]	995,000
	Danone S.A.
1,000,000	2.077%, 11/2/2021[3,5,8]	1,000,000
3,420,000	2.589%, 11/2/2023[3,5,8]	3,552,699
1,539,000	Gilead Sciences, Inc. 0.750%, 9/29/2023[3]	1,539,079
555,000	GXO Logistics, Inc. 1.650%, 7/15/2026[3,8]	551,448
1,900,000	Heineken N.V. 2.750%, 4/1/2023[5,8]	1,961,501
1,985,000	Humana, Inc. 4.500%, 4/1/2025[3]	2,205,333
	IHS Markit Ltd.
2,161,000	5.000%, 11/1/2022[3,5,8]	2,243,485
1,750,000	4.125%, 8/1/2023[3,5]	1,857,538
	Johnson & Johnson
345,000	0.550%, 9/1/2025[3]	342,176
690,000	0.950%, 9/1/2027[3]	676,680
335,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/2029[3,8]	327,982
355,000	Organon & Co / Organon Foreign Debt Co-Issuer 4.125%, 4/30/2028[3,8]	362,544
1,975,000	Paysafe Finance PLC / Paysafe Holdings U.S. Corp. 4.000%, 6/15/2029[3,5,8]	1,893,531
4,000,000	PepsiCo, Inc. 2.750%, 3/1/2023	4,142,544
1,495,000	Perrigo Finance Unlimited Co. 3.150%, 6/15/2030[3,5]	1,547,483
2,000,000	Pfizer, Inc. 3.400%, 5/15/2024	2,146,358
2,000,000	Stryker Corp. 1.150%, 6/15/2025[3]	2,017,466
500,000	TreeHouse Foods, Inc. 4.000%, 9/1/2028[3]	489,995
		42,938,763

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY — 1.2%
2,000,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	$2,110,000
3,000,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	3,031,836
	Phillips 66
2,565,000	0.900%, 2/15/2024[3]	2,565,708
290,000	1.300%, 2/15/2026[3]	288,512
3,000,000	Valero Energy Corp. 1.200%, 3/15/2024	3,034,392
		11,030,448
	FINANCIAL — 3.8%
	American Express Co.
2,250,000	3.400%, 2/22/2024[3]	2,395,139
2,000,000	3.625%, 12/5/2024[3]	2,170,180
4,000,000	American Tower Corp. 3.375%, 5/15/2024[3]	4,262,612
2,750,000	Aon PLC 3.500%, 6/14/2024[3,5]	2,936,956
2,500,000	Bank of America Corp. 3.004% (3-Month USD Libor+79 basis points), 12/20/2023[3,9]	2,577,002
425,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,8]	421,813
215,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[3,8]	225,213
3,500,000	Eaton Vance Corp. 3.625%, 6/15/2023	3,678,916
	Goldman Sachs Group, Inc.
1,500,000	5.750%, 1/24/2022	1,525,472
2,700,000	4.000%, 3/3/2024	2,909,498
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.250%, 5/15/2026[3]	1,046,250
1,000,000	JPMorgan Chase & Co. 3.875%, 9/10/2024	1,087,683
3,950,000	Mitsubishi UFJ Financial Group, Inc. 2.998%, 2/22/2022[5]	3,992,174
3,400,000	Toronto-Dominion Bank 1.150%, 6/12/2025[5]	3,408,915
1,791,000	Wells Fargo & Co. 3.500%, 3/8/2022	1,816,378
		34,454,201

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 2.5%
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	$1,080,427
4,125,000	Caterpillar Financial Services Corp. 3.650%, 12/7/2023	4,415,590
750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[3,8]	779,062
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,427,646
503,000	Hillenbrand, Inc. 5.750%, 6/15/2025[3]	531,294
350,000	Intertape Polymer Group, Inc. 4.375%, 6/15/2029[3,5,8]	356,251
1,201,000	L3Harris Technologies, Inc. 3.950%, 5/28/2024[3]	1,288,445
2,850,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[3,8]	2,863,734
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	571,750
4,965,000	Schneider Electric S.E. 2.950%, 9/27/2022[5,8]	5,090,545
562,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[3,8]	590,417
250,000	TTM Technologies, Inc. 4.000%, 3/1/2029[3,8]	249,325
1,000,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[3,8]	1,041,250
	WESCO Distribution, Inc.
135,000	7.125%, 6/15/2025[3,8]	144,231
1,080,000	7.250%, 6/15/2028[3,8]	1,197,450
		22,627,417
	TECHNOLOGY — 2.2%
	Analog Devices, Inc.
2,500,000	2.500%, 12/5/2021[3]	2,504,992
1,315,000	2.950%, 4/1/2025[3]	1,403,392
1,500,000	Apple, Inc. 1.125%, 5/11/2025[3]	1,511,403
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,967,887
1,000,000	Dell International LLC / EMC Corp. 6.020%, 6/15/2026[3]	1,190,343

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	Infor, Inc.
270,000	1.450%, 7/15/2023[3,8]	$272,956
270,000	1.750%, 7/15/2025[3,8]	273,623
3,600,000	Microchip Technology, Inc. 2.670%, 9/1/2023	3,733,636
1,000,000	NCR Corp. 5.000%, 10/1/2028[3,8]	1,023,060
3,540,000	Oracle Corp. 2.500%, 4/1/2025[3]	3,705,187
1,000,000	Science Applications International Corp. 4.875%, 4/1/2028[3,8]	1,034,700
160,000	Seagate HDD Cayman 3.125%, 7/15/2029[3,5,8]	154,936
		19,776,115
	UTILITIES — 1.6%
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,732,491
2,090,000	Berkshire Hathaway Energy Co. 4.050%, 4/15/2025[3]	2,298,923
750,000	Calpine Corp. 4.500%, 2/15/2028[3,8]	765,937
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,507,561
1,000,000	NRG Energy, Inc. 5.750%, 1/15/2028[3]	1,065,000
4,000,000	Public Service Enterprise Group, Inc. 2.000%, 11/15/2021[3]	4,002,144
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	245,372
175,000	Vistra Operations Co. LLC 4.375%, 5/1/2029[3,8]	176,292
		14,793,720
	Total Corporate
	(Cost $210,067,015)	211,109,895
	U.S. GOVERNMENT — 4.8%
	United States Treasury Bill
10,000,000	0.036%, 10/5/2021	9,999,980
9,000,000	0.043%, 10/7/2021	8,999,955
15,000,000	0.018%, 10/14/2021	14,999,905

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
10,000,000	0.034%, 1/6/2022	$9,999,190
	Total U.S. Government
	(Cost $43,998,926)	43,999,030
	Total Bonds
	(Cost $714,373,424)	718,049,131

Principal Amount
	COMMERCIAL PAPER — 10.5%
$4,500,000	Amcor Flexibles N.A. 0.120%, 10/25/2021	4,499,564
4,150,000	BASF S.E. 0.100%, 10/4/2021	4,149,967
6,500,000	Consolidated Edison 0.100%, 10/13/2021	6,499,798
6,500,000	Dominion Resources 0.160%, 11/16/2021	6,498,661
7,000,000	Engie S.A. 0.130%, 12/15/2021	6,997,928
7,000,000	Hitachi Capital America Corp. 0.170%, 11/30/2021	6,997,914
6,500,000	Humana, Inc. 0.180%, 10/4/2021	6,499,798
	Hyundai Capital America
3,500,000	0.270%, 10/1/2021	3,499,990
5,000,000	0.130%, 10/27/2021	4,999,580
5,500,000	Keurig Dr Pepper, Inc. 0.230%, 12/30/2021	5,497,415
6,500,000	Koch Resources, LLC 0.060%, 11/5/2021	6,499,383
6,500,000	Nextera Energy 0.140%, 10/14/2021	6,499,688
6,500,000	Oglethorpe Power Corp. 0.130%, 10/28/2021	6,499,324
6,500,000	Roche Holdings 0.050%, 10/14/2021	6,499,863
6,500,000	Sherwin Williams Co. 0.130%, 10/25/2021	6,499,220

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$6,500,000	VW Credit, Inc. 0.130%, 10/21/2021	$6,499,486
	Total Commercial Paper
	(Cost $95,137,960)	95,137,579

Number of Contracts
PURCHASED OPTION CONTRACTS — 0.0%
PUT OPTIONS — 0.0%
EQUITY — 0.0%
iShares 20+ Year Treasury Bond ETF
1,933	Exercise Price: $115.00, Notional Amount: $22,229,500, Expiration Date: October 15, 2021	—
386	Exercise Price: $120.00, Notional Amount: $4,632,000, Expiration Date: October 15, 2021	—
—
Total Put Options
	(Cost $182,877)	—
Total Purchased Option Contracts
	(Cost $182,877)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
6,391,534	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[11,12]	6,391,534
10,094,949	Federated Treasury Obligations Fund - Institutional Class, 0.01%[12]	10,094,949
	Total Short-Term Investments
	(Cost $16,486,483)	16,486,483
	TOTAL INVESTMENTS — 100.7%
	(Cost $911,676,480)	915,664,909
	Liabilities in Excess of Other Assets — (0.7)%	(6,691,375)
	TOTAL NET ASSETS — 100.0%	$908,973,534

Principal Amount
SECURITIES SOLD SHORT — (3.1)%
BONDS — (3.1)%
U.S. GOVERNMENT — (3.1)%
United States Treasury Note
$(15,550,000)	0.250%, 7/31/2025	(15,256,012)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$(8,950,000)	1.625%, 2/15/2026	$(9,237,376)
(500,000)	0.750%, 5/31/2026	(495,840)
(2,820,000)	1.625%, 5/15/2031	(2,853,487)
	Total U.S. Government
	(Proceeds $28,102,636)	(27,842,715)
	Total Bonds
	(Proceeds $28,102,636)	(27,842,715)
	Total Securities Sold Short
	(Proceeds $28,102,636)	$(27,842,715)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $413,084,699 which represents 45.45% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.22% of Net Assets. The total value of these securities is $1,985,223.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,391,534, which represents 0.70% of total net assets of the Fund.

[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
(100)	U.S. 10 Year Treasury Note	Dec 2021	$(13,351,563)	$(13,160,938)	$190,625
TOTAL FUTURES CONTRACTS			$(13,351,563)	$(13,160,938)	$190,625

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CDX NA High Yield CDSI Series 35 Index	B+	Receive	5%/Quarterly	12/20/25	$10,000,000	$1,538,250	$42,206	$1,580,456
Markit CMBX Investment Grade CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	2,000,000	(482,500)	(85,562)	(568,062)
Markit CDX NA Investment Grade CDSI Series 33 Index	BBB-	Receive	1%/Quarterly	12/20/24	10,000,000	(233,300)	94,565	(138,735)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$822,450	$51,209	$873,659

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at September 30, 2021.

(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	1,250,000	$1,521,854	$1,454,009	$(67,845)
				1,521,854	1,454,009	(67,845)

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(5,650,000)	$(6,792,092)	$(6,577,160)	$214,932
				(6,792,092)	(6,577,160)	214,932
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(5,270,238)	$(5,123,151)	$147,087

EUR – Euro